Loans	12 Months Ended
Dec. 31, 2012
Loans

Note 5. Loans

The composition of net loans at December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Real Estate:
Land Development and Construction	$12,755	$13,480
Farmland	31,663	35,912
1-4 Family Mortgages	115,837	133,987
Commercial Real Estate	132,495	129,387

Total Real Estate Loans	292,750	312,766

Business Loans:
Commercial and Industrial Loans	45,564	36,581
Farm Production and other Farm Loans	1,433	1,579

Total Business Loans	46,997	38,160

Consumer Loans:
Credit Cards	1,050	995
Other Consumer Loans	28,341	37,545

Total Consumer Loans	29,391	38,540

Total Gross Loans	369,138	389,466

Unearned income	(248)	(204)
Allowance for loan losses	(6,954)	(6,681)

Loans, net	$361,936	$382,581

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews these policies and procedures and submits them to the Company’s Board of Directors for its approval when needed, but no less frequently than annually. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of this review are presented to management with quarterly reports made to the board of directors. The loan review process complements and reinforces the risk identification and assessment decisions made by the lenders and credit personnel, as well as the Company’s policies and procedures.

Loans are made principally to customers in the Company’s market. The Company’s lending policy provides that loans collateralized by real estate are normally made with loan-to-value ratios of 80 percent or less. Commercial loans are typically collateralized by property, equipment, inventories and/or receivables with loan-to-value ratios from 50 percent to 80 percent. Real estate mortgage loans are collateralized by personal residences with loan-to-value ratios of 80 percent or less. Consumer loans are typically collateralized by real estate, vehicles and other consumer durable goods. Approximately $51.1 million and $50.1 million of the loans outstanding at December 31, 2012 and 2011, respectively, were variable rate loans.

In the ordinary course of business, the Company has granted loans to certain directors and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated persons and do not involve more than normal risk of collectability. Activity in related party loans during 2012 is presented in the following table.

Balance outstanding at December 31, 2011	$1,127,383

Principal additions	1,423,635

Principal reductions	697,796

Balance outstanding at December 31, 2012	$1,853,222

Loans are considered to be past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status, when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accruals are discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2012	2011
	(in thousands)
Real Estate:
Land Development and Construction	$142	$1,134
Farmland	1,087	641
1-4 Family Mortgages	2,356	1,966
Commercial Real Estate	10,175	6,818

Total Real Estate Loans	13,760	10,559

Business Loans:
Commercial and Industrial Loans	167	284
Farm Production and other Farm Loans	3	21

Total Business Loans	170	305

Consumer Loans:
Credit Cards	—	—
Other Consumer Loans	212	435

Total Consumer Loans	212	435

Total Non-Accrual Loans	$14,142	$11,299

In the event that non-accrual loans had performed in accordance with their original terms, the Company would have recognized additional interest income of approximately $770,509 in 2012, $673,858 in 2011 and $614,511 in 2010.

An age analysis of past due loans, segregated by class of loans, as of December 31, 2012 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$2,588	$—	$2,588	$10,167	$12,755	$—
Farmland	786	589	1,375	30,288	31,663	—
1-4 Family Mortgages	8,139	623	8,762	107,075	115,837	32
Commercial Real Estate	3,033	5,013	8,046	124,449	132,495	544

Total Real Estate Loans	14,546	6,225	20,771	271,979	292,750	576

Business Loans:
Commercial and Industrial Loans	3,070	9	3,079	42,485	45,564	—
Farm Production and other Farm Loans	2	—	2	1,431	1,433	—

Total Business Loans	3,072	9	3,081	43,916	46,997	—

Consumer Loans:
Credit Cards	40	30	70	980	1,050	30
Other Consumer Loans	1,711	57	1,768	26,573	28,341	3

Total Consumer Loans	1,751	87	1,838	27,553	29,391	33

Total Loans	$19,369	$6,321	$25,690	$343,448	$369,138	$609

An age analysis of past due loans, segregated by class of loans, as of December 31, 2011 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$30	$562	$592	$12,888	$13,480	$39
Farmland	1,061	139	1,200	34,712	35,912	—
1-4 Family Mortgages	5,774	822	6,596	127,391	133,987	80
Commercial Real Estate	4,941	4,855	9,796	119,591	129,387	109

Total Real Estate Loans	11,806	6,378	18,184	294,582	312,766	228

Business Loans:
Commercial and Industrial Loans	294	99	393	36,188	36,581	—
Farm Production and other Farm Loans	13	6	19	1,560	1,579	—

Total Business Loans	307	105	412	37,748	38,160	—

Consumer Loans:
Credit Cards	20	17	37	958	995	17
Other Consumer Loans	1,858	252	2,110	35,435	37,545	24

Total Consumer Loans	1,878	269	2,147	36,393	38,540	41

Total Loans	$13,991	$6,752	$20,743	$368,723	$389,466	$269

Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all the amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. In determining which loans to evaluate for impairment, management looks at past due loans, bankruptcy filings and any situation that might lend itself to cause a borrower to be unable to repay the loan according to the original contract terms. If a loan is determined to be impaired and the collateral is deemed to be insufficient to fully repay the loan, a specific reserve will be established. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans or portions thereof, are charged-off when deemed uncollectible.

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2012	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$142	$18	$124	$142	$117	$638
Farmland	1,087	947	140	1,087	24	864
1-4 Family Mortgages	2,356	1,740	616	2,356	186	2,211
Commercial Real Estate	10,175	5,954	4,221	10,175	711	8,496

Total Real Estate Loans	13,760	8,659	5,101	13,760	1,038	12,209

Business Loans:
Commercial and Industrial Loans	167	76	91	167	55	226
Farm Production and other Farm Loans	3	3	—	3	—	12

Total Business Loans	170	79	91	170	55	238

Consumer Loans:
Other Consumer Loans	212	212	—	212	—	323

Total Consumer Loans	212	212	—	212	—	323

Total Loans	$14,142	$8,950	$5,192	$14,142	$1,093	$12,770

2011	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$1,134	$992	$142	$1,134	$134	$883
Farmland	641	492	149	641	24	588
1-4 Family Mortgages	2,066	1,297	769	2,066	216	1,933
Commercial Real Estate	6,818	5,042	1,776	6,818	736	6,896

Total Real Estate Loans	10,659	7,823	2,836	10,659	1,110	10,300

Business Loans:
Commercial and Industrial Loans	284	163	121	284	57	860
Farm Production and other Farm Loans	21	21	—	21	—	19

Total Business Loans	305	184	121	305	57	879

Consumer Loans:
Other Consumer Loans	435	430	5	435	—	321

Total Consumer Loans	435	430	5	435	—	321

Total Loans	$11,399	$8,437	$2,962	$11,399	$1,167	$11,500

The following table presents restructured loans segregated by class (in thousands, except number of loans):

December 31, 2012	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	4	$6,850	$5,602

Total	4	$6,850	$5,602

December 31, 2011	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	1	$1,699	$1,459

Total	1	$1,699	$1,459

Changes in the Company’s restructured loans are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2012	1	$1,459
Additional loans with concessions	3	4,878
Reductions due to:
Writedown		(634)
Principal paydowns		(101)

Total at December 31, 2012	4	$5,602

The allocated allowance for loan losses attributable to restructured loans was $42,850 and $650,000 at December 31, 2012 and 2011, respectively.

The Corporation utilizes a risk grading matrix to assign a risk grade to each of its loans when originated and is updated as factors related to the strength of the loan changes. Loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows.

Grade 1. MINIMAL RISK - These loans are without loss exposure to the Corporation. This classification is reserved for only the best, well secured loans to borrowers with significant capital strength, low leverage, stable earnings and growth and other readily available financing alternatives. This type of loan would also include loans secured by a program of the government.

Grade 2. MODEST RISK - These loans include borrowers with solid credit quality and moderate risk of loss. These loans may be fully secured by certificates of deposit with another reputable financial institution, or secured by readily marketable securities with acceptable margins.

Grade 3. AVERAGE RISK - This is the rating assigned to most of the loans held by the Corporation. This includes loans with average loss exposure and average overall quality. These loans should liquidate through possessing adequate collateral and adequate earnings of the borrower. In addition, these loans are properly documented and are in accordance with all aspects of the current loan policy.

Grade 4. ACCEPTABLE RISK - Borrower generates sufficient cash flow to fund debt service but most working asset and capital expansion needs are provided from external sources. Profitability and key balance sheet ratios are usually close to peers but one or more may be higher than peers.

Grade 5. MANAGEMENT ATTENTION - Borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the borrower has taken a negative turn and may be temporarily strained. Cash flow is weak but cash reserves remain adequate to meet debt service. Management weakness is evident.

Grade 6. OTHER LOANS ESPECIALLY MENTIONED (OLEM) - Loans in this category are fundamentally sound but possess some weaknesses. OLEM loans have potential weaknesses, which may, if not checked or corrected, weaken the asset or inadequately protect the Bank’s credit position at some future date. These loans have an identifiable weakness in credit, collateral, or repayment ability but there is no expectation of loss.

Grade 7. SUBSTANDARD ASSETS - Assets classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets classified as substandard must have a well-defined weakness based upon objective evidence. Assets classified as substandard are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. The possibility that liquidation would not be timely requires a substandard classification even if there is little likelihood of total loss.

Grade 8. DOUBTFUL - A loan classified as doubtful has all the weaknesses of a substandard classification and the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable or improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. A doubtful classification could reflect the fact that the primary source of repayment is gone and serious doubt exists as to the quality of a secondary source of repayment.

Grade 9. LOSS - Loans classified loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may occur in the future. Also included in this classification is the defined loss portion of loans rated substandard assets and doubtful assets.

These internally assigned grades are updated on a continual basis throughout the course of the year and represent management’s most updated judgment regarding grades at December 31, 2012.

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2012 (in thousands):

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$10,596	$1,890	$269	$—	$—	$12,755
Farmland	27,069	2,701	1,893	—	—	31,663
1-4 Family Mortgages	97,630	6,177	12,030	—	—	115,837
Commercial Real Estate	108,914	6,728	16,853	—	—	132,495

Total Real Estate Loans	244,209	17,496	31,045	—	—	292,750

Business Loans:
Commercial and Industrial Loans	41,449	3,486	601	28	—	45,564
Farm Production and other Farm Loans	1,358	26	49	—	—	1,433

Total Business Loans	42,807	3,512	650	28	—	46,997

Consumer Loans:
Credit Cards	1,020	—	30	—	—	1,050
Other Consumer Loans	26,995	287	1,029	28	2	28,341

Total Consumer Loans	28,015	287	1,059	28	2	29,391

Total Loans	$315,031	$21,295	$32,754	$56	$2	$369,138

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2011:

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$9,647	$2,290	$1,481	$—	$62	$13,480
Farmland	31,405	3,043	1,464	—	—	35,912
1-4 Family Mortgages	115,365	5,784	12,811	27	—	133,987
Commercial Real Estate	108,347	7,188	13,852	—	—	129,387

Total Real Estate Loans	264,764	18,305	29,608	27	62	312,766

Business Loans:
Commercial and Industrial Loans	27,970	7,712	863	36	—	36,581
Farm Production and other Farm Loans	1,481	8	90	—	—	1,579

Total Business Loans	29,451	7,720	953	36	—	38,160

Consumer Loans:
Credit Cards	978	—	17	—	—	995
Other Consumer Loans	35,859	325	1,304	53	4	37,545

Total Consumer Loans	36,837	325	1,321	53	4	38,540

Total Loans	$331,052	$26,350	$31,882	$116	$66	$389,466

The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.

The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous 5 years with the most current years weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as local unemployment and general business conditions, both local and nationwide.

The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio, are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.

Net (chargeoffs) recoveries, segregated by class of loans, were as follows:

	2012	2011	2010
Real Estate:
Land Development and Construction	$(87,917)	$(60,964)	$(175,771)
Farmland	2,386	(423,078)	(140,866)
1-4 Family Mortgages	(220,591)	(911,026)	(623,445)
Commercial Real Estate	(854,847)	(79,236)	(99,899)

Total Real Estate Loans	(1,160,969)	(1,474,304)	(1,039,981)

Business Loans:
Commercial and Industrial Loans	936	(994,522)	(244,382)
Farm Production and other Farm Loans	(3,436)	(4,671)	(10,487)

Total Business Loans	(2,500)	(999,193)	(254,869)

Consumer Loans:
Credit Cards	(9,441)	(43,763)	(39,881)
Other Consumer Loans	(100,030)	(175,824)	(267,916)

Total Consumer Loans	(109,471)	(219,587)	(307,797)

Total Net Chargeoffs	$(1,272,940)	$(2,693,084)	$(1,602,647)

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2012, 2011 and 2010:

2012	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Provision for loan losses	1,614,053	(115,269)	47,013	1,545,797

Chargeoffs	1,218,879	55,390	229,926	1,504,195

Recoveries	57,910	52,890	120,455	231,255

Net Chargeoffs	1,160,969	2,500	109,471	1,272,940

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Period end allowance allocated to:
Loans individually evaluated for impairment	1,038,521	54,706	—	1,093,227

Loans collectively evaluated for impairment	3,591,038	1,499,992	770,012	5,861,042

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

2011	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Provision for loan losses	1,344,088	1,566,954	84,384	2,995,426

Chargeoffs	1,500,400	1,011,458	306,123	2,817,981

Recoveries	26,096	12,265	86,536	124,897

Net Chargeoffs	1,474,304	999,193	219,587	2,693,084

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Period end allowance allocated to:
Loans individually evaluated for impairment	1,109,209	57,325	—	1,166,594

Loans collectively evaluated for impairment	3,067,266	1,615,142	832,470	5,514,818

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

2010	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$3,356,197	$1,162,613	$1,007,117	$5,525,927

Provision for loan losses	1,990,475	196,962	268,353	2,455,790

Chargeoffs	1,062,599	352,745	399,117	1,814,461

Recoveries	22,618	97,876	91,320	211,814

Net Chargeoffs	1,039,981	254,869	307,797	1,602,647

Ending Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Period end allowance allocated to:
Loans individually evaluated for impairment	1,263,306	194,301	20,799	1,478,406

Loans collectively evaluated for impairment	3,043,385	910,405	946,874	4,900,664

Ending Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

The Company’s recorded investment in loans as of December 31, 2012 and 2011 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2012	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$13,760	$170	$212	$14,142

Loans collectively evaluated for impairment	278,990	46,827	29,179	354,996

	$292,750	$46,997	$29,391	$369,138

2011	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$10,659	$305	$435	$11,399

Loans collectively evaluated for impairment	302,107	37,855	38,105	378,067

	$312,766	$38,160	$38,540	$389,466